Income Taxes - Unrecognized Tax Benefits Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Accrued expenses	$ 360	$ 943
Other long-term liabilities	10,073	11,630
Total	$ 10,433	$ 12,573	$ 39,862	$ 44,563